Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets [Text Block]
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31
	2013	2012

Prepaid expenses	$592	$848
Interest receivable	338	527
Value-added-tax recoverable	56	25
Other receivable	29	48
Deferred income tax assets	16	26
Other	406	483

	$1,437	$1,957